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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08220

ING Variable Products Trust
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Financial Services Portfolio
ING VP High Yield Bond Portfolio
ING VP International Value Portfolio
ING VP MidCap Opportunities Portfolio
ING VP Real Estate Portfolio
ING VP SmallCap Opportunities Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Financial Services Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 92.4%
		Banks: 29.5%
29,200		Associated Banc-Corp.	$981,120
75,648		Bank of America Corp.	3,859,561
82,923		Bank of New York Co., Inc.	3,362,528
31,567		Capital One Financial Corp.	2,382,046
20,900		Marshall & Ilsley Corp.	967,879
29,500		PNC Financial Services Group, Inc.	2,123,115
49,005		Prosperity Bancshares, Inc.	1,702,434
106,018		US Bancorp.	3,707,449
57,117		Wachovia Corp.	3,144,291
121,308		Wells Fargo & Co.	4,176,634
15,934		Zions Bancorp.	1,346,742
			27,753,799
		Commercial Services: 0.7%
28,377		Western Union Co.	622,875
			622,875
		Diversified Financial Services: 29.4%
17,159	@	Affiliated Managers Group, Inc.	1,859,178
29,045		American Express Co.	1,638,138
18,373		CIT Group, Inc.	972,299
102,517		Citigroup, Inc.	5,263,223
54,722		Countrywide Financial Corp.	1,840,848
57,028	@	E*Trade Financial Corp.	1,210,134
22,223		Fannie Mae	1,212,931
17,095		Freddie Mac	1,016,982
6,690		Goldman Sachs Group, Inc.	1,382,355
95,666		JP Morgan Chase & Co.	4,628,320
12,452		Lehman Brothers Holdings, Inc.	872,512
33,016		Merrill Lynch & Co., Inc.	2,696,417
11,765		Morgan Stanley	926,611
19,300		Nuveen Investments, Inc.	912,890
83,600	@	TD Ameritrade Holding Corp.	1,243,968
			27,676,806
		Home Builders: 0.9%
39,756		D.R. Horton, Inc.	874,632
			874,632
		Insurance: 29.8%
32,594	@@	ACE Ltd.	1,859,814
24,859		Aflac, Inc.	1,169,865
62,832		American International Group, Inc.	4,223,567
41,500		AON Corp.	1,575,340
39,400	@@	Axis Capital Holdings Ltd.	1,334,084
26,700	@@	Endurance Specialty Holdings Ltd.	954,258
37,693		Genworth Financial, Inc.	1,316,993
15,285		Hartford Financial Services Group, Inc.	1,460,940
17,439		Lincoln National Corp.	1,182,190
45,100		Metlife, Inc.	2,848,065
17,200		MGIC Investment Corp.	1,013,424
18,000		Principal Financial Group	1,077,660
26,300		Protective Life Corp.	1,158,252
21,685		Prudential Financial, Inc.	1,957,288
34,600	@@	Security Capital Assurance Ltd.	976,758
29,300		Stancorp Financial Group, Inc.	1,440,681
48,288		Travelers Cos., Inc.	2,499,870
			28,049,049
		Real Estate Investment Trusts: 2.1%
20,800		Douglas Emmett, Inc.	531,024
19,400		Liberty Property Trust	945,168
4,900		Macerich Co.	452,564
			1,928,756
		Total Common Stock
		(Cost $78,739,211)	86,905,917

Principal Amount			Value
SHORT-TERM INVESTMENTS: 6.9%
		Mutual Fund: 5.8%
$5,500,000	**	ING Institutional Prime Money Market Fund	$5,500,000
		Total Mutual Fund
		(Cost $5,500,000)	5,500,000

PORTFOLIO OF INVESTMENTS
ING VP Financial Services Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
	Repurchase Agreement: 1.1%
$1,025,000	Goldman Sachs Repurchase Agreement dated 03/30/07, 5.340%, due 04/02/07, $1,025,456 to be received upon repurchase (Collateralized by $1,017,000 Federal National Mortgage Association, 5.000%, Market Value plus accrued interest $1,045,707, due 04/15/15)		$1,025,000
	Total Repurchase Agreement
	(Cost $1,025,000)		1,025,000
	Total Short-Term Investments
	(Cost $6,525,000)		6,525,000
	Total Investments in Securities
	(Cost $85,264,211)*	99.3%	$93,430,917
	Other Assets and Liabilities — Net	0.7	645,803
	Net Assets	100.0%	$94,076,720

@	Non-income producing security
@@	Foreign Issuer
**	Investment in affiliate

*	Cost for federal income tax purposes is $85,390,092.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$9,077,192
	Gross Unrealized Depreciation	(1,036,367)
	Net Unrealized Appreciation	$8,040,825

PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 0.1%
		Telecommunications: 0.1%
1,107	@	iPCS, Inc.	$54,232
150	I, X	Jordan Tellecommunications	3,126
1,315		Virgin Media, Inc.	33,204
		Total Common Stock
		(Cost $58,904)	90,562
MUTUAL FUNDS: 0.8%
		Closed-End Funds: 0.8%
109,500	@, **	ING Prime Rate Trust	808,110

		Total Mutual Funds
		(Cost $766,422)	808,110
PREFERRED STOCK: 0.1%
		Diversified Financial Services: 0.1%
2,545	P	AES Trust VII	128,204
			128,204
		Media: 0.0%
2	P	ION Media Networks, Inc.	16,692
			16,692
		Total Preferred Stock
		(Cost $140,977)	144,896
WARRANTS: 0.0%
		Building Materials: 0.0%
195	#, I, X	Dayton Superior Corp.	2
			2
		Communications: 0.0%
48		XM Satellite Radio Holdings, Inc.	289
			289
		Telecommunications: 0.0%
218	#	NTELOS, Inc. - CW10	—
			—
		Total Warrants
		(Cost $6,440)	291

Principal Amount			Value
CORPORATE BONDS/NOTES: 97.6%
		Advertising: 1.9%
$27,000	C	Lamar Media Corp., 6.625%, due 08/15/15	$26,460
1,140,000	C	R.H. Donnelley Corp., 6.875%, due 01/15/13	1,114,351
245,000	C	R.H. Donnelley Corp., 8.875%, due 01/15/16	261,538
535,000	C	Visant Corp., 7.625%, due 10/01/12	547,038
			1,949,387
		Aerospace/Defense: 0.5%
516,000	C	DRS Technologies, Inc., 6.875%, due 11/01/13	523,740
			523,740
		Airlines: 1.1%
390,000	C	AMR Corp., 8.608%, due 04/01/11	412,669
313,494	C	Continental Airlines, Inc., 7.461%, due 04/01/15	327,405
310,000		United AirLines, Inc., 6.932%, due 09/01/11	353,594
			1,093,668
		Apparel: 0.9%
435,000	C	Levi Strauss & Co., 10.110%, due 04/01/12	443,700
53,000	C	Perry Ellis International, Inc., 8.875%, due 09/15/13	54,590
435,000	C	Phillips-Van Heusen, 8.125%, due 05/01/13	458,925
			957,215
		Auto Manufacturers: 2.5%
1,100,000		Ford Motor Co., Discount Note, due 11/29/13	1,105,957
600,000	C	General Motors Corp., 7.125%, due 07/15/13	562,500
965,000	C	General Motors Corp., 8.375%, due 07/15/33	870,913
			2,539,370
		Auto Parts & Equipment: 0.5%
315,000	#, C	TRW Automotive, Inc., 7.000%, due 03/15/14	310,275
210,000	#, C	TRW Automotive, Inc., 7.250%, due 03/15/17	206,850
			517,125
		Building Materials: 1.1%
52,000	@@, C	Ainsworth Lumber Co., Ltd., 6.750%, due 03/15/14	35,880

PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Building Materials (continued)
$460,000	C	Goodman Global Holding Co., Inc., 7.875%, due 12/15/12	$464,600
85,000	C	Goodman Global Holdings, Inc., 8.360%, due 06/15/12	85,850
550,000	C	Interline Brands, Inc., 8.125%, due 06/15/14	570,625
6,000	C	Texas Industries, Inc., 7.250%, due 07/15/13	6,210
			1,163,165
		Chemicals: 5.6%
290,000	C	Equistar Chemicals LP, 10.625%, due 05/01/11	307,400
575,000	#, C	Huntsman International, LLC, 7.875%, due 11/15/14	597,281
1,060,000	@@, #, C	Ineos Group Holdings PLC, 8.500%, due 02/15/16	1,020,250
925,000	C	Lyondell Chemical Co., 8.000%, due 09/15/14	973,563
305,000	#, C	MacDermid, Inc., 9.500%, due 04/15/17	314,150
400,000	#, C	Momentive Performance Materials, Inc., 9.750%, due 12/01/14	414,000
630,000	#, C	Momentive Performance Materials, Inc., 11.500%, due 12/01/16	648,900
500,000	@@, C	Nova Chemicals Corp., 8.502%, due 11/15/13	500,000
435,000	C	PolyOne Corp., 8.875%, due 05/01/12	439,350
237,000	C	Rockwood Specialties Group, Inc., 10.625%, due 05/15/11	251,220
305,000	#, C	Terra Capital, Inc., 7.000%, due 02/01/17	305,000
			5,771,114
		Commercial Services: 4.8%
605,000	#, C	Alion Science and Technology Corp., 10.250%, due 02/01/15	626,175
420,000	#, C	Aramark Corp., 8.500%, due 02/01/15	438,900
280,000	#, C	Aramark Corp., 8.860%, due 02/01/15	289,100
785,000	#, C	Ashtead Capital, Inc., 9.000%, due 08/15/16	839,950
155,000	#, C	Avis Budget Car Rental, LLC, 7.625%, due 05/15/14	158,875
400,000	#, C	Avis Budget Car Rental, LLC, 7.750%, due 05/15/16	409,000
24,000	C	Concentra Operating Corp., 9.125%, due 06/01/12	25,740
515,000	C	Corrections Corp. of America, 7.500%, due 05/01/11	531,738
37,000	C	Geo Group, Inc., 8.250%, due 07/15/13	38,758
580,000	C	Hertz Corp., 8.875%, due 01/01/14	627,850
370,000	C	Hertz Corp., 10.500%, due 01/01/16	423,650
530,000	#, C	Rental Services Corp., 9.500%, due 12/01/14	567,100
			4,976,836
		Computers: 0.6%
550,000	C	Sungard Data Systems, Inc., 9.125%, due 08/15/13	592,625
			592,625
		Cosmetics/Personal Care: 0.0%
18,000	C	Revlon Consumer Products Corp., 8.625%, due 02/01/08	17,618
			17,618
		Distribution/Wholesale: 0.8%
770,000	C	VWR International, Inc., 8.000%, due 04/15/14	806,575
			806,575
		Diversified Financial Services: 13.4%
881	C	AES Red Oak, LLC, 8.540%, due 11/30/19	962
595,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	653,158
426,000	C	BCP Crystal US Holdings Corp., 9.625%, due 06/15/14	486,032
455,000	C	Crystal US Holdings 3, LLC, 0.920%, due 10/01/14	424,856
41,000	C	E*Trade Financial Corp., 7.375%, due 09/15/13	43,050
1,000,000		Ford Motor Credit Co., 8.110%, due 01/13/12	978,671
925,000	#	Ford Motor Credit Co., 9.750%, due 09/15/10	975,050
620,000		Ford Motor Credit Co., 9.810%, due 04/15/12	658,105
1,415,000		Ford Motor Credit Co., 9.875%, due 08/10/11	1,499,811
625,000		General Motors Acceptance Corp., 6.750%, due 12/01/14	615,337
1,395,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	1,397,653
255,000	#, C	Hawker Beechcraft Acquisition Co., LLC, 8.500%, due 04/01/15	265,519
260,000	#, C	Hawker Beechcraft Acquisition Co., LLC, 9.750%, due 04/01/17	272,350
420,000	#, C	Hexion US Finance Corp., 9.750%, due 11/15/14	442,575
1,110,000	#, C	Idearc, Inc., 8.000%, due 11/15/16	1,147,463
600,000	#, C	PGS Solutions, Inc., 9.625%, due 02/15/15	607,879
265,000	#, C	Pinnacle Foods Finance, LLC, 9.250%, due 04/01/15	261,688
160,000	#, C	Pinnacle Foods Finance, LLC, 10.625%, due 04/01/17	158,200
742,575	#, C	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	738,862
420,000	#, C	PNA Intermediate Holding Corp., 12.360%, due 02/15/13	432,600
432,000	#, C	Rainbow National Services, LLC, 8.750%, due 09/01/12	461,700
20,000	C	Standard Aero Holdings, Inc., 8.250%, due 09/01/14	21,550
560,000	#, C	Tropicana Entertainment, 9.625%, due 12/15/14	564,900
615,000	C	Universal City Florida Holding Co. I/II, 10.110%, due 05/01/10	637,294
			13,745,265
		Electric: 2.7%
620,000	#, C	AES Corp., 8.750%, due 05/15/13	663,400
71,000	C	Allegheny Energy Supply, 7.800%, due 03/15/11	75,793
175,000	C	CMS Energy Corp., 8.500%, due 04/15/11	191,188
58,650	C	Homer City Funding, LLC, 8.734%, due 10/01/26	67,008
547,813	C	Midwest Generation, LLC, 8.300%, due 07/02/09	562,935
640,292	C	Midwest Generation, LLC, 8.560%, due 01/02/16	700,719
510,000	C	Mirant North America, LLC, 7.375%, due 12/31/13	525,300
8,061	#, C, I	South Point Energy Center, LLC, 8.400%, due 05/30/12	7,889
			2,794,232

PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Electrical Components & Equipment: 0.0%
$42,000	C	Superior Essex Communications, LLC, 9.000%, due 04/15/12	$43,575
			43,575
		Electronics: 0.6%
600,000		Sanmina-Sci Corp., 7.880%, due 01/31/08	602,874
			602,874
		Engineering & Construction: 0.0%
13,000	C	Ahern Rentals, Inc., 9.250%, due 08/15/13	13,634
			13,634
		Entertainment: 2.6%
25,000	C	AMC Entertainment, Inc., 8.000%, due 03/01/14	25,563
300,000	C	AMC Entertainment, Inc., 8.625%, due 08/15/12	319,500
700,000	C	AMC Entertainment, Inc., 11.000%, due 02/01/16	800,625
737,000	C	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	762,795
95,000	C	Six Flags Theme Parks, Inc., 8.875%, due 02/01/10	96,188
665,000	C	Six Flags Theme Parks, Inc., 9.625%, due 06/01/14	628,425
			2,633,096
		Environmental Control: 1.7%
410,000	C	Allied Waste North America, Inc., 6.875%, due 06/01/17	413,075
825,000	C	Waste Services, Inc., 9.500%, due 04/15/14	868,313
425,000	C	WCA Waste Corp., 9.250%, due 06/15/14	453,688
			1,735,076
		Food: 2.1%
25,000	C	Ahold Finance USA, Inc., 8.250%, due 07/15/10	27,125
530,000	C	Albertson’s, Inc., 7.450%, due 08/01/29	524,028
410,000	C	Albertson’s, Inc., 7.500%, due 02/15/11	433,816
28,000	C	Del Monte Corp., 8.625%, due 12/15/12	29,260
43,000		Smithfield Foods, Inc., 7.000%, due 08/01/11	43,806
1,115,000	C	Stater Brothers Holdings, 8.125%, due 06/15/12	1,154,025
			2,212,060
		Forest Products & Paper: 3.5%
500,000	C	Abitibi-Consolidated Finance LP, 7.875%, due 08/01/09	503,125
655,000	C	Appleton Papers, Inc., 8.125%, due 06/15/11	676,288
450,000	@@, C	Catalyst Paper Corp., 8.625%, due 06/15/11	459,000
480,000	C	Exopack Holding Corp., 11.250%, due 02/01/14	516,000
23,000	@@, #, C	Fraser Papers, Inc., 8.750%, due 03/15/15	21,620
280,000	#, C	Georgia-Pacific Corp., 7.000%, due 01/15/15	282,800
340,000	C	Georgia-Pacific Corp., 7.750%, due 11/15/29	338,300
31,000	C	Neenah Paper, Inc., 7.375%, due 11/15/14	30,070
140,000	C	NewPage Corp., 12.000%, due 05/01/13	152,600
135,000	#, C	Verso Paper Holdings, LLC and Verson Paper, Inc., 9.110%, due 08/01/14	139,050
450,000	#, C	Verso Paper Holdings, LLC and Verson Paper, Inc., 9.125%, due 08/01/14	470,250
			3,589,103
		Gas: 0.0%
15,000	C	SEMCO Energy, Inc., 7.125%, due 05/15/08	15,191
17,000	C	SEMCO Energy, Inc., 7.750%, due 05/15/13	17,497
			32,688
		Healthcare — Products: 1.6%
750,000	C	Accellent, Inc., 10.500%, due 12/01/13	780,000
120,000	#, C	Advanced Medical Optics, Inc., 7.500%, due 05/01/17	121,500
720,000	#, C	CDRV Investors, Inc., 9.860%, due 12/01/11	716,400
40,000	C	Inverness Medical Innovations, Inc., 8.750%, due 02/15/12	41,900
			1,659,800
		Healthcare — Services: 3.2%
270,000	#, C	Centene Corp., 7.250%, due 04/01/14	272,700
490,000	C	DaVita, Inc., 7.250%, due 03/15/15	497,963
495,000	#, C	HCA, Inc., 8.360%, due 11/15/16	535,838
710,000	#, C	HCA, Inc., 9.250%, due 11/15/16	767,688
535,000	C	Psychiatric Solutions, Inc., 7.750%, due 07/15/15	545,700
425,000	#, C	Sun Healthcare Group, Inc., 9.125%, due 04/15/15	437,750
240,000	C	Tenet Healthcare Corp., 6.375%, due 12/01/11	225,600
25,000	C	Triad Hospitals, Inc., 7.000%, due 11/15/13	26,219
			3,309,458
		Holding Companies — Diversified: 1.4%
470,000	C	Atlantic Broadband Finance, LLC, 9.375%, due 01/15/14	482,925
1,000,000		Travelport Holdings Ltd., Discount Note, due 12/01/12	971,665
			1,454,590
		Home Builders: 0.4%
402,000	C	Stanley-Martin Communities, LLC, 9.750%, due 08/15/15	362,303
			362,303
		Home Furnishings: 0.4%
395,000	C	Norcraft Cos. LP, 9.000%, due 11/01/11	408,825
			408,825
		Household Products/Wares: 1.0%
465,000	C	American Achievement Corp., 8.250%, due 04/01/12	476,625
27,000	C	Gregg Appliances, Inc., 9.000%, due 02/01/13	28,485
615,000	C	Visant Holding Corp., 1.090%, due 12/01/13	571,950
			1,077,060

PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Leisure Time: 1.6%
$469,000	@@, C	NCL Corp., 10.625%, due 07/15/14	$466,655
40,000	@@	Royal Caribbean Cruises Ltd., 7.500%, due 10/15/27	39,295
314,000	@@	Royal Caribbean Cruises Ltd., 8.000%, due 05/15/10	335,523
750,000	#, C	Travelport Ltd., 11.875%, due 09/01/16	825,938
			1,667,411
		Lodging: 2.0%
700,000		Green Valley Ranch Gaming, Discount Note, due 09/06/14	710,063
600,000	C	MGM Mirage, 5.875%, due 02/27/14	561,000
405,000	#, C	Seminole Hard Rock Entertainment, Inc., 7.847%, due 03/15/14	415,125
390,000	C	Station Casinos, Inc., 6.500%, due 02/01/14	360,750
			2,046,938
		Machinery — Diversified: 0.1%
27,000	C	Columbus McKinnon Corp., 8.875%, due 11/01/13	28,755
28,000	C	Manitowoc Co., 10.500%, due 08/01/12	29,925
			58,680
		Media: 11.7%
25,000		Cablevision Systems Corp., 9.870%, due 04/01/09	26,625
570,000	C	CBD Media, Inc., 8.625%, due 06/01/11	588,525
321,001	C	CCH I Holdings, LLC, 11.000%, due 10/01/15	333,038
490,000	C	CCH I, LLC, 11.000%, due 10/01/15	510,825
608,000	C	CCH II, LLC, 10.250%, due 10/01/13	667,280
902,000	#, C	Charter Communications Operating, LLC, 8.000%, due 04/30/12	943,718
865,000	#, C	Charter Communications Operating, LLC, 8.375%, due 04/30/14	905,006
525,000	#, C	CMP Susquehanna Corp., 9.875%, due 05/15/14	540,750
278,000		CSC Holdings, Inc., 7.625%, due 04/01/11	286,340
405,000		CSC Holdings, Inc., 7.625%, due 07/15/18	411,075
150,000		CSC Holdings, Inc., 8.125%, due 07/15/09	156,000
172,000	C	Dex Media West, LLC, 9.875%, due 08/15/13	188,555
230,000	C	Dex Media, Inc., 8.000%, due 11/15/13	242,075
495,000	C	Insight Communications Co., Inc., 12.250%, due 02/15/11	518,513
720,000	#, C	ION Media Networks, Inc., 11.610%, due 01/15/13	754,200
600,000		Liberty Media, LLC, 8.250%, due 02/01/30	602,825
780,000	C	Nexstar Finance, Inc., 7.000%, due 01/15/14	752,700
900,000	#, C	Nielsen Finance, LLC, 10.000%, due 08/01/14	985,500
1,015,000	C	Primedia, Inc., 10.735%, due 05/15/10	1,055,600
835,000	C	Radio One, Inc., 6.375%, due 02/15/13	809,950
795,000	C	Vertis, Inc., 9.750%, due 04/01/09	812,888
			12,091,988
		Metal Fabricate/Hardware: 0.1%
24,000	C	Autocam Corp., 10.875%, due 06/15/14	16,800
36,000	C	Valmont Industries, Inc., 6.875%, due 05/01/14	36,315
44,000	#, C	Wolverine Tube, Inc., 7.375%, due 08/01/08	44,220
			97,335
		Mining: 1.0%
27,000	C	Century Aluminum Co., 7.500%, due 08/15/14	27,878
209,000	C	Freeport-McMoRan Copper & Gold, Inc., 8.250%, due 04/01/15	225,459
668,000	C	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	723,945
27,000	C	Southern Copper Corp., 7.500%, due 07/27/35	29,238
			1,006,520
		Miscellaneous Manufacturing: 1.6%
600,000	C	Indalex Holding Corp., 11.500%, due 02/01/14	624,000
58,000	C	Park-Ohio Industries, Inc., 8.375%, due 11/15/14	57,130
395,000	C	RBS Global, Inc. and Rexnord Corp., 9.500%, due 08/01/14	412,775
515,000		Rexnord Corp., Discount Note, due 03/02/13	502,125
			1,596,030
		Oil & Gas: 4.3%
280,000	#, C	Chaparral Energy, Inc., 8.875%, due 02/01/17	282,800
715,000	C	Chesapeake Energy Corp., 6.625%, due 01/15/16	723,938
150,000	C	Denbury Resources, Inc., 7.500%, due 12/15/15	152,250
45,000	C	El Paso Production Holding Co., 7.750%, due 06/01/13	47,250
670,000	@@, #, C	Griffin Coal Mining Co. Pty Ltd., 9.500%, due 12/01/16	710,200
500,000	#, C	Hilcorp Energy I LP, 7.750%, due 11/01/15	493,750
280,000	#, C	Hilcorp Energy I LP, 9.000%, due 06/01/16	298,200
545,000	@@, #, C	OPTI Canada, Inc., 8.250%, due 12/15/14	569,525
39,000	@@, C	Paramount Resources Ltd., 8.500%, due 01/31/13	39,098
57,000	C	Parker Drilling Co., 10.110%, due 09/01/10	58,425
540,000	C	PetroHawk Energy Corp., 9.125%, due 07/15/13	577,800
23,000	C	Premcor Refining Group, Inc., 7.500%, due 06/15/15	23,769
450,000	#	Sabine Pass LNG LP, 7.500%, due 11/30/16	454,500
			4,431,505
		Oil & Gas Services: 1.2%
480,000	@@, C	Compagnie Generale de Geophysique-Veritas, 7.750%, due 05/15/17	502,800
545,000	#, C	Complete Production Services, Inc., 8.000%, due 12/15/16	561,350
120,000	C	Hanover Equipment Trust, 8.750%, due 09/01/11	125,400
			1,189,550
		Packaging & Containers: 1.5%
550,000	C	Berry Plastics Holding Corp., 8.875%, due 09/15/14	565,125
28,000	C	Constar International, Inc., 11.000%, due 12/01/12	28,350

PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Packaging & Containers (continued)
$410,000	C	Graham Packaging Co., Inc., 8.500%, due 10/15/12	$418,200
525,000	C	Jefferson Smurfit Corp., 8.250%, due 10/01/12	527,625
			1,539,300
		Pharmaceuticals: 0.0%
14,000	@@, C	Elan Finance PLC, 7.750%, due 11/15/11	13,825
			13,825
		Pipelines: 0.8%
7,000	C	Southern Natural Gas Co., 8.875%, due 03/15/10	7,311
330,000	C	Transcontinental Gas Pipe Line Corp., 7.250%, due 12/01/26	358,875
39,000	C	Williams Cos., Inc., 7.125%, due 09/01/11	41,048
350,000	#, C	Williams Partners L.P., 7.250%, due 02/01/17	371,875
			779,109
		Real Estate Investment Trusts: 0.1%
54,000	C	iStar Financial, Inc., 6.500%, due 12/15/13	55,892
20,000	C	Ventas Realty LP, 8.750%, due 05/01/09	21,300
			77,192
		Retail: 5.7%
550,000	C	Bon-Ton Stores, Inc., 10.250%, due 03/15/14	593,313
34,000	C	Couche-Tard US LP, 7.500%, due 12/15/13	35,105
530,000	#, C	General Nutrition Centers, Inc., 5.740%, due 03/15/14	522,050
535,000	C	GSC Holdings Corp., 8.000%, due 10/01/12	569,775
39,000	C	Landry’s Restaurants, Inc., 7.500%, due 12/15/14	38,610
950,000	#, C	Michaels Stores, Inc., 10.000%, due 11/01/14	1,021,250
535,000	#, C	Michaels Stores, Inc., 11.375%, due 11/01/16	579,138
1,520,000	C, S	Neiman-Marcus Group, Inc., 9.000%, due 10/15/15	1,672,000
410,000	C	NPC International, Inc., 9.500%, due 05/01/14	426,400
75,000	C	Pantry, Inc., 7.750%, due 02/15/14	76,125
63,000	C	PEP Boys-Manny Moe & Jack, 7.500%, due 12/15/14	61,268
300,000	C	Rite Aid Corp., 7.500%, due 03/01/17	297,750
			5,892,784
		Savings & Loans: 0.0%
34,000	C	Western Financial Bank, 9.625%, due 05/15/12	37,001
			37,001
		Semiconductors: 1.2%
785,000	#, C	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	789,906
14,000	@@, C	MagnaChip Semiconductor SA, 8.000%, due 12/15/14	8,785
433,000	@@, C	STATS ChipPAC Ltd., 7.500%, due 07/19/10	457,898
			1,256,589
		Software: 0.8%
820,000	#, C	Open Solutions, Inc., 9.750%, due 02/01/15	848,700
			848,700
		Telecommunications: 8.9%
196,000	C	American Tower Corp., 7.125%, due 10/15/12	202,860
497,000	C	Centennial Cellular Operating Co., 10.125%, due 06/15/13	539,245
255,000	C	Centennial Communications Corp., 10.000%, due 01/01/13	276,356
105,000	C	Cincinnati Bell, Inc., 8.375%, due 01/15/14	107,888
515,000	C	Citizens Communications Co., 9.000%, due 08/15/31	566,500
95,000	C	Dobson Cellular Systems, 9.875%, due 11/01/12	104,025
1,000,000	C	Dobson Communications Corp., 8.875%, due 10/01/13	1,035,000
137,000	C	Dobson Communications Corp., 9.610%, due 10/15/12	141,624
54,000	@@	Empresa Brasileira de Telecom SA, 11.000%, due 12/15/08	59,130
950,000	C	Hawaiian Telcom Communications, Inc., 9.750%, due 05/01/13	988,000
300,000	@@, #, C	Intelsat Bermuda Ltd., 8.872%, due 01/15/15	307,500
890,000	@@, #, C	Intelsat Bermuda Ltd., 11.250%, due 06/15/16	1,014,600
435,000	#, C	Intelsat Corp., 9.000%, due 06/15/16	481,219
620,000	@@, C	Intelsat Subsidiary Holding Co., Ltd., 8.625%, due 01/15/15	666,500
29,000	C	iPCS, Inc., 11.500%, due 05/01/12	32,045
166,000	C	LCI International, Inc., 7.250%, due 06/15/07	166,415
480,000	#, C	Level 3 Financing, Inc., 8.750%, due 02/15/17	486,000
500,000	#, C	MetroPCS Wireless, Inc., 9.250%, due 11/01/14	531,250
294,000	C	Qwest Capital Funding, Inc., 6.375%, due 07/15/08	296,940
20,000	C	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	20,575
100,000		Qwest Corp., 8.610%, due 06/15/13	109,500
600,000	C	SunCom Wireless Holdings, Inc., 8.500%, due 06/01/13	621,000
30,000	#, C	Telcordia Technologies, Inc., 10.000%, due 03/15/13	28,200
360,000	#, C	Windstream Corp., 7.000%, due 03/15/19	361,800
			9,144,172
		Textiles: 0.0%
45,000	#, C	Invista, 9.250%, due 05/01/12	48,150
			48,150
		Transportation: 0.1%
55,000	@@, C	CHC Helicopter Corp., 7.375%, due 05/01/14	53,763
			53,763
		Total Corporate Bonds/Notes
		(Cost $98,018,556)	100,458,619
		Total Long-Term Investments
		(Cost $98,991,299)	101,502,478

PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 5.7%
		Mutual Fund: 3.9%
$4,000,000	**, S	ING Institutional Prime Money Market Fund		$4,000,000
		Total Mutual Fund
		(Cost $4,000,000)		4,000,000
		Repurchase Agreement: 1.8%
1,835,000	S	Goldman Sachs Repurchase Agreement dated 03/30/07, 5.340%, due 04/02/07, $1,835,817 to be received upon repurchase (Collateralized by $1,821,000 Federal National Mortgage Association, 5.000%, Market Value plus accrued interest $1,872,401, due 04/15/15)		1,835,000
		Total Repurchase Agreement
		(Cost $1,835,000)		1,835,000
		Total Short-Term Investments
		(Cost $5,835,000)		5,835,000
		Total Investments in Securities
		(Cost $104,826,299)*	104.3%	$107,337,478
		Other Assets and Liabilities — Net	(4.3)	(4,404,958)
		Net Assets	100.0%	$102,932,520

@	Non-income producing security
@@	Foreign Issuer
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
**	Investment in affiliate
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $ 104,844,630.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$2,784,498
	Gross Unrealized Depreciation	(291,650)
	Net Unrealized Appreciation	$2,492,848

PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio	as of March 31, 2007 (Unaudited) (continued)

ING VP High Yield Bond Fund Credit Default Swap Agreements Outstanding on March 31, 2007:

		Buy/Sell	(Pay)/Receive	Termination		Notional	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate	Date		Amount	(Depreciation)

Bear Stearns Credit Products Inc.	Idearc Inc. 8%, 11/15/2016	Buy	(1.660)%	12/20/11	USD	1,100,000	$(6,987)
Merrill Lynch International	Idearc Inc. 8%, 11/15/2016	Buy	(1.730)%	12/20/11	USD	1,100,000	(27,100)
JPMorgan Chase Bank N.A., New York	Norbord Inc. 7.25%, 07/01/12	Buy	(1.380)%	06/20/14	USD	1,000,000	26,310
Citibank N.A., New York	R.H. Donnelley Corporation 8.875%, 01/15/16	Sell	2.350%	12/20/11	USD	1,100,000	11,738
Goldman Sachs International	R.H. Donnelley Corporation 8.875%, 01/15/16	Sell	2.450%	12/20/11	USD	1,100,000	27,415
Goldman Sachs International	Temple-Inland 7.875%, 05/01/12	Buy	(1.040)%	03/20/14	USD	600,000	4,078
							$35,454

PORTFOLIO OF INVESTMENTS
ING VP International Value Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 90.6%
		Brazil: 5.3%
39,052,000		Cia de Gas de Sao Paulo	$7,714,490
132,700	L	CPFL Energia SA ADR	5,613,210
520,900		Petroleo Brasileiro SA	13,081,282
			26,408,982
		Canada: 4.5%
3,126,500	@	Bombardier, Inc. - Class B	12,619,740
166,900		Crescent Point Energy Trust	2,671,557
1,268,400	@	Eldorado Gold Corp.	7,415,938
			22,707,235
		Finland: 3.6%
431,200	L	Fortum OYJ	12,557,958
211,900	L	UPM-Kymmene OYJ	5,412,646
			17,970,604
		France: 7.2%
165,990		AXA SA	7,059,169
127,076		Sanofi-Aventis	11,057,380
28,488		Societe Generale	4,925,821
187,080		Total SA	13,069,523
			36,111,893
		Germany: 3.8%
23,644		Allianz AG	4,846,437
173,389	L	DaimlerChrysler AG	14,262,047
			19,108,484
		Greece: 2.5%
322,000		OPAP SA	12,238,937
			12,238,937
		Hong Kong: 6.1%
976,000		Cheung Kong Holdings Ltd.	12,338,824
1,095,000		CLP Holdings Ltd.	7,998,384
5,350,000		Kowloon Development Co., Ltd.	10,256,825
			30,594,033
		Italy: 5.5%
256,600	L	Banco Popolare di Verona e Novara Scrl	7,992,043
1,032,200		Enel S.p.A.	11,054,262
861,000		UniCredito Italiano S.p.A.	8,198,636
			27,244,941
		Japan: 23.9%
1,534,000		Gunma Bank Ltd.	10,834,126
467,000		Kirin Brewery Co., Ltd.	6,740,876
67,400		Kyocera Corp.	6,332,132
429,600		Mitsubishi Corp.	9,917,361
2,320		Nippon Telegraph & Telephone Corp.	12,255,159
510,978		Ricoh Co., Ltd.	11,466,777
313,300		Seven & I Holdings Co., Ltd.	9,497,982
1,083,000		Shizuoka Bank Ltd.	11,495,777
26,900		Softbank Investment Corp.	10,171,154
118,500		Takeda Pharmaceutical Co., Ltd.	7,759,277
164,700	L	Takefuji Corp.	6,596,112
162,100		Toyota Motor Corp.	10,381,033
200,500		Yamaha Motor Co., Ltd.	5,600,066
			119,047,832
		Netherlands: 1.0%
92,742		Heineken NV	4,849,048
			4,849,048
		Spain: 2.9%
225,200	L	Altadis SA	14,443,561
			14,443,561
		Sweden: 1.2%
671,300		TeliaSonera AB	5,823,920
			5,823,920
		Switzerland: 8.3%
55,530	L	Nestle SA	21,638,855
260,204		STMicroelectronics NV	5,010,302
28,140		Swiss Life Holding	7,081,553
84,510		Swiss Reinsurance	7,732,829
			41,463,539
		Thailand: 0.8%
3,357,300		Aromatics Thailand PCL	4,116,498
			4,116,498
		United Kingdom: 14.0%
220,600		Anglo American PLC	11,649,281

PORTFOLIO OF INVESTMENTS
ING VP International Value Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
200,000		AstraZeneca PLC	$10,781,797
442,301		HBOS PLC	9,144,249
428,800		HSBC Holdings PLC	7,508,816
1,876,699	@	Invensys PLC	10,740,304
221,600		Royal Bank of Scotland Group PLC	8,675,287
4,217,288		Vodafone Group PLC	11,276,426
			69,776,160
		Total Common Stock
		(Cost $414,069,285)	451,905,667

EXCHANGE-TRADED FUNDS: 5.4%
		United States: 5.4%
129,710	@	iShares MSCI EAFE Index Fund	9,891,685
1,155,800		iShares MSCI Japan Index Fund	16,840,006

		Total Exchange-Traded Funds
		(Cost $26,613,708)	26,731,691

		Total Long-Term Investments
		(Cost $440,682,993)	478,637,358

Principal Amount				Value
SHORT-TERM INVESTMENTS: 19.7%
$15,000,000	**	United States: 3.0%
		ING Institutional Prime Money Market Fund		$15,000,000
				15,000,000
1,085,000		Repurchase Agreement: 0.2%
		Goldman Sachs Repurchase Agreement dated 03/30/07, 5.340%, due 04/02/07, $1,085,483 to be received upon repurchase (Collateralized by $1,077,000 Federal National Mortgage Association, 5.000%, Market Value plus accrued interest $1,107,400, due 04/15/15)		1,085,000
		Total Repurchase Agreement
		(Cost $1,085,000)		1,085,000
		Securities Lending Collateralcc: 16.5%
82,031,415		The Bank of New York Institutional Cash Reserves Fund		82,031,415
		Total Securities Lending Collateral
		(Cost $82,031,415)		82,031,415
		Total Short-Term Investments
		(Cost $98,116,415)		98,116,415
		Total Investments in Securities
		(Cost $538,799,408)*	115.7%	$576,753,773
		Other Assets and Liabilities — Net	(15.7)	(78,197,048)
		Net Assets	100.0%	$498,556,725

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
**	Investment in affiliate

*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING VP MidCap Opportunities Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 95.4%
		Advertising: 1.1%
10,900		Omnicom Group	$1,115,942
			1,115,942
		Aerospace/Defense: 2.2%
13,100		L-3 Communications Holdings, Inc.	1,145,857
57,000	@, L	Orbital Sciences Corp.	1,068,180
			2,214,037
		Agriculture: 1.1%
14,400		Loews Corp.	1,088,784
			1,088,784
		Apparel: 7.4%
46,900	@	Coach, Inc.	2,347,344
22,300	@, L	CROCS, Inc.	1,053,675
30,686	@, @@, L	Gildan Activewear, Inc.	1,805,871
40,600		Phillips-Van Heusen	2,387,280
			7,594,170
		Biotechnology: 0.7%
47,929	@	Applera Corp. - Celera Genomics Group	680,592
			680,592
		Commercial Services: 8.1%
55,300	@, L	Gartner, Inc.	1,324,435
19,200	@	ITT Educational Services, Inc.	1,564,608
43,600	@, L	Live Nation, Inc.	961,816
30,700		McKesson Corp.	1,797,178
128,700		Service Corp. International	1,526,382
23,700		Watson Wyatt Worldwide, Inc.	1,153,005
			8,327,424
		Computers: 3.2%
59,800	@, L	Network Appliance, Inc.	2,183,896
40,300	@	Synopsys, Inc.	1,057,069
			3,240,965
		Cosmetics/Personal Care: 1.0%
28,300		Avon Products, Inc.	1,054,458
			1,054,458
		Diversified Financial Services: 4.7%
7,800	@, L	Cbot Holdings, Inc.	1,415,700
15,200	@, L	GFI Group, Inc.	1,033,144
22,000		International Securities Exchange, Inc.	1,073,600
32,100	@	Investment Technology Group, Inc.	1,258,320
			4,780,764
		Electric: 1.5%
69,800	@	AES Corp.	1,502,096
			1,502,096
		Electrical Components & Equipment: 2.4%
30,300	W	Ametek, Inc.	1,046,562
26,200	@, L	General Cable Corp.	1,399,866
			2,446,428
		Electronics: 3.1%
33,500	@	Dolby Laboratories, Inc.	1,156,085
21,500	@, L	Flir Systems, Inc.	766,905
27,100	@	Thermo Electron Corp.	1,266,925
			3,189,915
		Engineering & Construction: 1.6%
33,100	@	McDermott International, Inc.	1,621,238
			1,621,238
		Entertainment: 1.5%
60,900	@	Macrovision Corp.	1,525,545
			1,525,545
		Food: 1.1%
28,400	L	Supervalu, Inc.	1,109,588
			1,109,588
		Healthcare — Products: 9.6%
58,100	@, L	Cytyc Corp.	1,987,601
46,832	@	Gen-Probe, Inc.	2,204,851
20,900	@, L	Hologic, Inc.	1,204,676
18,200	@, L	Kyphon, Inc.	821,548
41,400	@	Respironics, Inc.	1,738,386
27,700	@	St.Jude Medical, Inc.	1,041,797
10,400	@	Zimmer Holdings, Inc.	888,264
			9,887,123
		Healthcare — Services: 2.2%
17,600	@, W	Covance, Inc.	1,044,384

PORTFOLIO OF INVESTMENTS
ING VP MidCap Opportunities Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare — Services (continued)
16,800	@, L	Laboratory Corp. of America Holdings	$1,220,184
			2,264,568
		Household Products/Wares: 1.5%
24,800		Clorox Co.	1,579,512
			1,579,512
		Insurance: 3.3%
12,700		AMBAC Financial Group, Inc.	1,097,153
1,600	@	Markel Corp.	775,728
17,200	L	Principal Financial Group	1,029,764
9,900	@, L	ProAssurance Corp.	506,385
			3,409,030
		Internet: 6.0%
18,700	@, L	Akamai Technologies, Inc.	933,504
39,500	@, L	Digital River, Inc.	2,182,375
7,500	@	F5 Networks, Inc.	500,100
31,800	@, L	Valueclick, Inc.	830,934
66,800	@, L	VeriSign, Inc.	1,678,016
			6,124,929
		Metal Fabricate/Hardware: 1.0%
10,100		Precision Castparts Corp.	1,050,905
			1,050,905
		Miscellaneous Manufacturing: 3.7%
22,900		ITT Corp.	1,381,328
44,000		Roper Industries, Inc.	2,414,720
			3,796,048
		Oil & Gas: 1.5%
35,200	@	Plains Exploration & Production Co.	1,588,928
			1,588,928
		Oil & Gas Services: 2.2%
35,200	@, L	Cameron International Corp.	2,210,208
			2,210,208
		Pharmaceuticals: 1.8%
23,100	@	Express Scripts, Inc.	1,864,632
			1,864,632
		Real Estate: 0.8%
7,600	L	Jones Lang LaSalle, Inc.	792,528
			792,528
		Retail: 7.3%
42,000		Nordstrom, Inc.	2,223,480
57,600	@	Office Depot, Inc.	2,024,064
22,200	@	Pantry, Inc.	1,003,884
54,000		Saks, Inc.	1,125,360
22,600	@, L	Under Armour, Inc.	1,159,380
			7,536,168
		Semiconductors: 1.8%
30,300	@	Broadcom Corp.	971,721
102,300	@, L	ON Semiconductor Corp.	912,516
			1,884,237
		Software: 8.4%
74,400	@	Activision, Inc.	1,409,136
22,779	@, L	Ansys, Inc.	1,156,490
17,500		Dun & Bradstreet Corp.	1,596,000
30,300	@	Fiserv, Inc.	1,607,718
22,995		Global Payments, Inc.	783,210
83,500	@, L	Informatica Corp.	1,121,405
35,000	@	Intuit, Inc.	957,600
			8,631,559
		Telecommunications: 3.6%
90,800	@, L	Arris Group, Inc.	1,278,464
32,600	@, L	NII Holdings, Inc.	2,418,268
			3,696,732
		Total Common Stock
		(Cost $89,422,000)	97,809,053
EXCHANGE-TRADED FUNDS: 1.4%
		Exchange-Traded Funds: 1.4%
13,645	L	iShares Russell Midcap Growth Index Fund	1,461,652
		Total Exchange-Traded Funds
		(Cost $1,448,259)	1,461,652
		Total Long-Term Investments
		(Cost $90,870,259)	99,270,705

PORTFOLIO OF INVESTMENTS
ING VP MidCap Opportunities Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 29.5%
		Mutual Fund: 1.0%
$1,000,000	**	ING Institutional Prime Money Market Fund		$1,000,000
		Total Mutual Fund
		(Cost $1,000,000)		1,000,000
		Repurchase Agreement: 0.6%
677,000		Morgan Stanley Repurchase Agreement dated 03/30/07, 5.300%, due 04/02/07, $677,299 to be received upon repurchase (Collateralized by $690,000 Federal Home Loan Bank, 5.550%, Market Value plus accrued interest $706,394, due 11/06/13)		677,000

		Total Repurchase Agreement
		(Cost $677,000)		677,000

		Securities Lending Collateralcc: 27.9%
28,588,601		The Bank of New York Institutional Cash Reserves Fund		28,588,601
		Total Securities Lending Collateral
		(Cost $28,588,601)		28,588,601
		Total Short-Term Investments
		(Cost $30,265,601)		30,265,601
		Total Investments in Securities
		(Cost $121,135,860)*	126.3%	$129,536,306
		Other Assets and Liabilities — Net	(26.3)	(26,955,567)
		Net Assets	100.0%	$102,580,739

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
**	Investment in affiliate

*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING VP Real Estate Portfolio	as of March 31, 2007 (Unaudited)

Shares		Value
REAL ESTATE INVESTMENT TRUSTS: 96.6%
	Apartments: 18.9%
208,100	Archstone-Smith Trust	$11,295,668
82,710	AvalonBay Communities, Inc.	10,752,300
91,500	BRE Properties, Inc.	5,778,225
62,680	Camden Property Trust	4,407,031
154,400	Equity Residential	7,446,712
52,700	Home Properties, Inc.	2,783,087
164,600	UDR, Inc.	5,040,052
		47,503,075
	Diversified: 6.2%
70,400	Liberty Property Trust	3,429,888
102,200	Vornado Realty Trust	12,196,548
		15,626,436
	Health Care: 6.6%
138,800	Health Care Property Investors, Inc.	5,000,964
181,800	Nationwide Health Properties, Inc.	5,683,068
151,600	Omega Healthcare Investors, Inc.	2,599,940
81,200	Ventas, Inc.	3,420,956
		16,704,928
	Hotels: 6.7%
430,701	Host Hotels & Resorts, Inc.	11,331,743
41,500	LaSalle Hotel Properties	1,923,940
81,000	Strategic Hotel Capital, Inc.	1,852,470
68,900	Sunstone Hotel Investors, Inc.	1,878,214
		16,986,367
	Office Property: 16.6%
95,300	BioMed Realty Trust, Inc.	2,506,390
124,100	Boston Properties, Inc.	14,569,340
66,150	Corporate Office Properties Trust SBI MD	3,021,732
106,500	Douglas Emmett, Inc.	2,718,945
133,300	Highwoods Properties, Inc.	5,264,017
30,800	Kilroy Realty Corp.	2,271,500
23,700	Maguire Properties, Inc.	842,772
76,900	SL Green Realty Corp.	10,549,142
		41,743,838
	Regional Malls: 17.1%
165,700	General Growth Properties, Inc.	10,699,249
82,800	Macerich Co.	7,647,408
182,800	Simon Property Group, Inc.	20,336,500
76,000	Taubman Centers, Inc.	4,407,240
		43,090,397
	Shopping Centers: 13.2%
95,100	Acadia Realty Trust	2,479,257
99,300	Developers Diversified Realty Corp.	6,245,970
92,600	Federal Realty Investment Trust	8,391,412
117,057	Kimco Realty Corp.	5,705,358
99,000	Regency Centers Corp.	8,271,450
50,000	Tanger Factory Outlet Centers, Inc.	2,019,500
		33,112,947
	Storage: 5.0%
66,300	Extra Space Storage, Inc.	1,255,722
119,486	Public Storage, Inc.	11,311,740
		12,567,462
	Warehouse/Industrial: 6.3%
59,300	AMB Property Corp.	3,486,247
192,000	Prologis	12,466,560
		15,952,807
	Total Real Estate Invesment Trusts
	(Cost $218,347,155)	243,288,257

COMMON STOCK: 0.7%
	Real Estate Development: 0.7%
44,000	Brookfield Properties Co.	1,773,200
	Total Common Stock
	(Cost $1,749,847)	1,773,200
	Total Long-Term Investments
	(Cost $220,097,002)	245,061,457

PORTFOLIO OF INVESTMENTS
ING VP Real Estate Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 15.0%
	U.S. Government Agency Obligations: 15.0%
$37,881,000	Federal Home Loan Bank, 4.750%, due 04/02/07		$37,871,003
	Total Short-Term Investments
	(Cost $37,871,003)		37,871,003
	Total Investments in Securities
	(Cost $257,968,005)*	112.3%	$282,932,460
	Other Assets and Liabilities — Net	(12.3)	(30,984,309)
	Net Assets	100.0%	$251,948,151

*	Cost for federal income tax purposes is $257,361,647.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$26,220,685
	Gross Unrealized Depreciation	(649,872)
	Net Unrealized Appreciation	$25,570,813

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 94.5%
		Advertising: 0.6%
79,700	@, L	Gaiam, Inc.	$1,254,478
			1,254,478
		Aerospace/Defense: 2.1%
28,600		DRS Technologies, Inc.	1,492,062
20,000	@, L	Esterline Technologies Corp.	821,400
46,600	@	Moog, Inc.	1,940,890
			4,254,352
		Apparel: 3.3%
21,600	@	CROCS, Inc.	1,020,600
I’ll	@, @@, L	Gildan Activewear, Inc.	2,442,275
33,800		Phillips-Van Heusen	1,987,440
46,300		Steven Madden Ltd.	1,351,960
			6,802,275
		Banks: 2.9%
165,700	L	Bank Mutual Corp.	1,884,009
50,485	L	Boston Private Financial Holdings, Inc.	1,409,541
35,800	@, L	SVB Financial Group	1,739,522
28,900		Whitney Holding Corp.	883,762
			5,916,834
		Biotechnology: 1.9%
33,400	@, L	Alexion Pharmaceuticals, Inc.	1,444,216
105,800	@, L	Human Genome Sciences, Inc.	1,123,596
28,000	@, L	Integra LifeSciences Holdings Corp.	1,276,240
			3,844,052
		Chemicals: 2.7%
45,400		Albemarle Corp.	1,876,836
16,300		Minerals Technologies, Inc.	1,013,208
99,000	L	UAP Holding Corp.	2,559,150
			5,449,194
		Commercial Services: 5.0%
36,400	@	Advisory Board Co.	1,842,568
26,500		Arbitron, Inc.	1,244,175
82,529	L	Diamond Management & Technology Consultants, Inc.	964,764
47,400	@, L	FTI Consulting, Inc.	1,592,166
46,350	@	Geo Group, Inc.	2,100,582
34,350	L	Healthcare Services Group	984,128
6,100	@	Huron Consulting Group, Inc.	371,124
31,271	@	Kendle International, Inc.	1,110,746
			10,210,253
		Computers: 4.6%
9,600	@, L	CACI International, Inc.	449,856
22,800	@, L	Electronics for Imaging	534,660
48,200	@, L	Komag, Inc.	1,577,586
33,900	@, L	Kronos, Inc.	1,813,650
46,858	@	Micros Systems, Inc.	2,529,863
77,100	@, @@	Ness Technologies, Inc.	985,338
64,800	@, @@	Xyratex Ltd.	1,546,776
			9,437,729
		Cosmetics/Personal Care: 0.6%
59,600	@	Physicians Formula Holdings, Inc.	1,125,248
			1,125,248
		Distribution/Wholesale: 1.5%
114,700	@, L	Brightpoint, Inc.	1,312,168
50,523	L	Pool Corp.	1,808,723
			3,120,891
		Diversified Financial Services: 3.9%
20,429	@, L	GFI Group, Inc.	1,388,559
31,100		International Securities Exchange, Inc.	1,517,680
41,600	@	Investment Technology Group, Inc.	1,630,720
44,550	L	National Financial Partners Corp.	2,089,841
63,400		OptionsXpress Holdings, Inc.	1,492,436
			8,119,236
		Electrical Components & Equipment: 0.5%
21,000	@	General Cable Corp.	1,122,030
			1,122,030
		Electronics: 3.6%
22,800	@, L	Cymer, Inc.	947,340
22,100	@, L	Itron, Inc.	1,437,384
45,600		Keithley Instruments, Inc.	697,224
35,163	@, L	Measurement Specialties, Inc.	793,277
34,300	@	Thomas & Betts Corp.	1,674,526

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Electronics (continued)
33,400	@	Varian, Inc.	$1,945,884
			7,495,635
		Engineering & Construction: 0.7%
25,600	@	EMCOR Group, Inc.	1,509,888
			1,509,888
		Entertainment: 0.9%
72,800	@, L	Macrovision Corp.	1,823,640
			1,823,640
		Gas: 0.5%
41,400	L	Piedmont Natural Gas Co.	1,092,132
			1,092,132
		Healthcare — Products: 3.0%
34,800	@, L	Arthrocare Corp.	1,254,192
47,400	@	DJO, Inc.	1,796,460
13,100	@, L	Hologic, Inc.	755,084
47,304	@, L	Kyphon, Inc.	2,135,303
7,652	@, L	PSS World Medical, Inc.	161,763
			6,102,802
		Healthcare — Services: 5.2%
62,985	@, L	Amedisys, Inc.	2,042,604
33,200	@, L	Healthways, Inc.	1,552,100
42,900	@, L	Magellan Health Services, Inc.	1,801,800
35,300	@	Pediatrix Medical Group, Inc.	2,014,218
66,500	@, L	Psychiatric Solutions, Inc.	2,680,615
7,700	@	WellCare Health Plans, Inc.	656,425
			10,747,762
		Housewares: 1.3%
53,700		Toro Co.	2,751,588
			2,751,588
		Insurance: 2.6%
69,400	@@	Aspen Insurance Holdings Ltd.	1,818,974
45,200		PMI Group, Inc.	2,043,944
29,247	@, L	ProAssurance Corp.	1,495,984
			5,358,902
		Internet: 5.3%
29,500	@, L	aQuantive, Inc.	823,345
15,600	@	F5 Networks, Inc.	1,040,208
38,600	@, L	Nutri/System, Inc.	2,023,026
96,100	@, L	Sapient Corp.	659,246
72,235	@, L	Trizetto Group	1,445,422
83,200	@	Valueclick, Inc.	2,174,016
49,800	@, L	WebEx Communications, Inc.	2,831,628
			10,996,891
		Iron/Steel: 0.6%
20,300	L	Cleveland-Cliffs, Inc.	1,299,403
			1,299,403
		Leisure Time: 1.2%
49,279	@, L	Life Time Fitness, Inc.	2,533,433
			2,533,433
		Lodging: 0.6%
95,300	@	Red Lion Hotels Corp.	1,185,532
			1,185,532
		Machinery — Diversified: 2.4%
8,100	@	Middleby Corp.	1,067,904
36,200		Nordson Corp.	1,681,852
60,500		Wabtec Corp.	2,086,645
			4,836,401
		Mining: 0.3%
144,400	@, L	Coeur d’Alene Mines Corp.	593,484
			593,484
		Oil & Gas: 4.4%
60,600	@, L	Carrizo Oil & Gas, Inc.	2,118,576
103,500	@, L	EXCO Resources, Inc.	1,716,030
137,600	@, L	McMoRan Exploration Co.	1,886,496
88,500	@, L	Parallel Petroleum Corp.	2,031,075
107,700	@, L	Petroquest Energy, Inc.	1,259,013
			9,011,190
		Oil & Gas Services: 1.4%
45,400	@	Dresser-Rand Group, Inc.	1,382,884
20,700	@	FMC Technologies, Inc.	1,444,032
			2,826,916
		Packaging & Containers: 0.8%
14,700		Greif, Inc.	1,633,317
			1,633,317
		Pharmaceuticals: 4.3%
41,500	@, L	Alkermes, Inc.	640,760
34,700	@, L	BioMarin Pharmaceuticals, Inc.	598,922
64,900	@, L	Cubist Pharmaceuticals, Inc.	1,432,343

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
57,800	@, L	HealthExtras, Inc.	$1,663,484
62,800	@, L	Sciele Pharma, Inc.	1,487,104
27,700	@	Theravance, Inc.	817,150
21,300	@, L	United Therapeutics Corp.	1,145,514
22,600	@, L	USANA Health Sciences, Inc.	1,059,262
			8,844,539
		Real Estate Investment Trusts: 1.3%
34,700	L	Digital Realty Trust, Inc.	1,384,530
39,600	L	Nationwide Health Properties, Inc.	1,237,896
			2,622,426
		Retail: 5.6%
74,600		Casey’s General Stores, Inc.	1,865,746
63,600	@, L	JOS A Bank Clothiers, Inc.	2,248,260
20,200	L	Longs Drug Stores Corp.	1,043,128
87,200	@	Morton’s Restaurant Group, Inc.	1,551,288
29,700	@, L	Pantry, Inc.	1,343,034
71,000	@, L	Sonic Corp.	1,581,880
52,500	@, L	Tween Brands, Inc.	1,875,300
			11,508,636
		Savings & Loans: 1.3%
165,400		NewAlliance Bancshares, Inc.	2,681,135
			2,681,135
		Semiconductors: 5.8%
11,500	@	Actel Corp.	189,980
140,200	@, L	Axcelis Technologies, Inc.	1,071,128
206,300	@, L	Entegris, Inc.	2,207,410
83,100	@	Fairchild Semiconductor International, Inc.	1,389,432
46,300	@	Formfactor, Inc.	2,071,925
80,800	@, L	Micrel, Inc.	890,416
21,300	@	Microsemi Corp.	443,253
132,600	@, L	Semtech Corp.	1,787,448
75,700	@, @@, L	Verigy Ltd.	1,776,679
			11,827,671
		Software: 4.8%
64,000	@, L	Ansys, Inc.	3,249,280
41,400		Blackbaud, Inc.	1,010,988
44,500		Global Payments, Inc.	1,515,670
141,600	@, L	Informatica Corp.	1,901,688
66,500	@	THQ, Inc.	2,273,635
			9,951,261
		Storage/Warehousing: 1.0%
79,000	@, L	Mobile Mini, Inc.	2,115,620
			2,115,620
		Telecommunications: 3.4%
52,100	L	Adtran, Inc.	1,268,635
72,700		Alaska Communications Systems Group, Inc.	1,072,325
10,600	@, L	Anixter International, Inc.	698,964
25,200	@	NeuStar, Inc.	716,688
54,757	@	RCN Corp.	1,399,041
62,900	@, L	SBA Communications Corp.	1,858,695
			7,014,348
		Transportation: 2.6%
30,200	@	Genesee & Wyoming, Inc.	803,622
47,700	@, L	HUB Group, Inc.	1,382,823
70,500	L	Knight Transportation, Inc.	1,256,310
44,112	L	Pacer International, Inc.	1,188,377
27,000	@	PHI, Inc.	730,620
			5,361,752
		Total Common Stock
		(Cost $171,895,541)	194,382,876
EXCHANGE-TRADED FUNDS: 2.6%
		Exchange-Traded Funds: 2.6%
66,893	L	iShares Russell 2000 Growth Index Fund	5,355,454

		Total Exchange-Traded Funds
		(Cost $3,494,284)	5,355,454

		Total Long-Term Investments
		(Cost $175,389,825)	199,738,330

Principal Amount			Value
SHORT-TERM INVESTMENTS: 29.0%
		Mutual Fund: 2.4%
$5,000,000	**, S	ING Institutional Prime Money Market Fund	$5,000,000

		Total Mutual Fund
		(Cost $5,000,000)	5,000,000

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
	Repurchase Agreement: 0.2%
$428,000	Morgan Stanley Repurchase Agreement dated 03/30/07, 5.300%, due 04/02/07, $428,189 to be received upon repurchase (Collateralized by $440,000 Federal Home Loan Bank, 5.550%, Market Value plus accrued interest $450,454, due 11/06/13)		$428,000
	Total Repurchase Agreement
	(Cost $428,000)		428,000
	Securities Lending Collateralcc: 26.4%
54,253,767	The Bank of New York Institutional Cash Reserves Fund		54,253,767
	Total Securities Lending Collateral
	(Cost $54,253,767)		54,253,767
	Total Short-Term Investments
	(Cost $59,681,767)		59,681,767
	Total Investments in Securities
	(Cost $235,071,592)*	126.1%	$259,420,097
	Other Assets and Liabilities — Net	(26.1)	(53,683,198)
	Net Assets	100.0%	$205,736,899

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
**	Investment in affiliate

*	Cost for federal income tax purposes is $235,201,856.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$29,741,387
	Gross Unrealized Depreciation	(5,523,146)
	Net Unrealized Appreciation	$24,218,241

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Products Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 30, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 30, 2007